Document and Entity Information	Dec. 08, 2022
Cover Abstract
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 08, 2022
Current Fiscal Year End Date	--09-29
Entity File Number	001-33260
Entity Registrant Name	TE CONNECTIVITY LTD.
Entity Central Index Key	0001385157
Entity Tax Identification Number	98-0518048
Entity Incorporation, State or Country Code	V8
Entity Address, Address Line One	Mühlenstrasse 26
Entity Address, City or Town	Schaffhausen
Entity Address, Postal Zip Code	CH-8200
Entity Address, Country	CH
Country Region	+41
City Area Code	(0)52
Local Phone Number	633 66 61
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, Par Value CHF 0.57
Trading Symbol	TEL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false